Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information	SEGMENT INFORMATION
We write personal and commercial auto insurance, personal residential and commercial property insurance, general liability insurance, and other specialty property-casualty insurance and related services. Our Personal Lines segment writes insurance for personal autos and recreational vehicles (our special lines products). The Personal Lines segment is comprised of both the Agency and Direct businesses. The Agency business includes business written by our network of more than 35,000 independent insurance agencies, including brokerages in New York and California, and strategic alliance business relationships (other insurance companies, financial institutions, and national agencies). The Direct business includes business written directly by us online, by phone, or on mobile devices. We operate our Personal Lines businesses throughout the United States.
Our Commercial Lines segment writes auto-related primary liability and physical damage insurance, and general liability and property insurance, predominately for small businesses. This segment operates throughout the United States and is distributed through both the independent agency and direct channels.
Our Property segment writes residential property insurance for homeowners, other property owners, and renters through both the independent agency and direct channel, and writes flood insurance through the “Write Your Own” program for the National Flood Insurance Program, through the agency channel. Our Property segment operates throughout the majority of the United States.
Our service businesses provide insurance-related services, including processing CAIP business and serving as an agent for homeowners, general liability, and workers’ compensation insurance, among other products, through our programs with Progressive Home and unaffiliated insurance companies.
We evaluate profitability based on pretax underwriting profit (loss) for the Personal Lines, Commercial Lines, and Property segments. Pretax underwriting profit (loss) is calculated as net premiums earned plus fees and other revenues, less: (i) losses and loss adjustment expenses; (ii) policy acquisition costs; and (iii) other underwriting expenses. Service business pretax profit (loss) is the difference between service business revenues and service business expenses.

Expense allocations are based on certain assumptions and estimates primarily related to revenue and volume; stated segment operating results would change if different methods were applied. We do not allocate assets or income taxes to operating segments. In addition, we do not separately identify depreciation expense by segment, and such allocation would be impractical. Companywide depreciation expense was $239.8 million in 2019, $190.4 million in 2018, and $169.9 million in 2017. The accounting policies of the operating segments are the same as those described in Note 1 – Reporting and Accounting Policies.
Following are the operating results for the years ended December 31:

	2019		2018		2017
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$14,904.1	$1,673.2	$13,017.2	$1,435.7	$11,177.6	$839.6
Direct	15,305.9	1,181.4	13,017.5	1,088.5	10,769.6	683.7
Total Personal Lines[1]	30,210.0	2,854.6	26,034.7	2,524.2	21,947.2	1,523.3
Commercial Lines	4,427.6	458.8	3,610.9	478.6	2,793.9	214.1
Property[2]	1,554.8	(26.1)	1,287.7	(88.7)	988.8	(50.3)
Other indemnity	0	0	0	0.9	0	(0.2)
Total underwriting operations	36,192.4	3,287.3	30,933.3	2,915.0	25,729.9	1,686.9
Fees and other revenues[3]	563.7	NA	472.2	NA	370.6	NA
Service businesses	195.0	16.1	158.5	24.4	126.8	17.3
Investments[4]	2,071.2	2,046.6	415.0	390.7	612.7	588.8
Other gains (losses)	0	0	0	0	(1.0)	(1.0)
Interest expense	NA	(189.7)	NA	(166.5)	NA	(153.1)
Consolidated total	$39,022.3	$5,160.3	$31,979.0	$3,163.6	$26,839.0	$2,138.9
NA = Not applicable
[1] Personal auto insurance accounted for 94% of the total Personal Lines segment net premiums earned in 2019 and 2018, compared to 93% in 2017; insurance for our special lines products (e.g., motorcycles, ATVs, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] During 2019, 2018, and 2017, pretax profit (loss) includes $66.3 million, $72.0 million, and $66.2 million, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX. Although this expense is included in our Property segment, it is not reported in the consolidated results of ARX and, therefore, does not affect the value of net income attributable to noncontrolling interest.
[3] Pretax profit (loss) for fees and other revenues are allocated to operating segments.
[4] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit is net of investment expenses.

Our management uses underwriting margin and combined ratio as primary measures of underwriting profitability, as defined above. The underwriting margin is the pretax underwriting profit (loss) expressed as a percentage of net premiums earned (i.e., revenues from underwriting operations). Combined ratio is the complement of the underwriting margin. Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2019		2018		2017
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	11.2%	88.8	11.0%	89.0	7.5%	92.5
Direct	7.7	92.3	8.4	91.6	6.3	93.7
Total Personal Lines	9.5	90.5	9.7	90.3	6.9	93.1
Commercial Lines	10.4	89.6	13.3	86.7	7.7	92.3
Property[1]	(1.7)	101.7	(6.9)	106.9	(5.1)	105.1
Total underwriting operations	9.1	90.9	9.4	90.6	6.6	93.4
[1] Included in 2019, 2018, and 2017, are 4.3 points, 5.6 points, and 6.7 points, respectively, of amortization expense predominately associated with the acquisition of a controlling interest in ARX.